Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Vessels [Line Items]
Vessels' depreciation method	Straight-line basis
Vessel's useful life	25 years
Vessel impairment loss	$ 0	$ 303,219	$ 62,020